SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of depreciation and amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Depreciation	$ 5,038,092	$ 1,717,977
Depreciation – right-of-use assets	3,454,353	2,606,013
Amortization	3,000,028	935,560
Amortization – contract asset	0	284,625
Depreciation and amortization	$ 11,492,473	$ 5,544,175